Lease Right-of-Use Asset and Lease Liabilities - Schedule of Other Information for Right-of Use Asset and Lease Liabilities (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flow from operating leases	$ 113,015	$ 149,057	$ 224,721	$ 263,397	$ 515,470
Right-of-use assets obtained in exchange for new operating leases liabilities	$ 28,865	$ 1,633,055	$ 28,865	$ 1,901,008	$ 1,982,393
Weighted average remaining lease term - Operating leases (years)	3 years 9 months 18 days	4 years 8 months 12 days	3 years 9 months 18 days	4 years 8 months 12 days	4 years 2 months 12 days	0 years
Weighted average discount rate - Operating leases	4.35%	4.35%	4.35%	4.35%	4.35%